July 31, 2026
2026 Quarterly Report (Unaudited)

BlackRock FundsSM
• BlackRock Defensive Advantage Emerging Markets Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

Schedule of Investments (unaudited)
July 31, 2026
BlackRock Defensive Advantage Emerging Markets Fund
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Brazil — 1.6%
CPFL Energia SA	13,744	$ 125,100
Telefonica Brasil SA	13,443	86,532
		211,632
China — 17.5%
Advanced Micro-Fabrication Equipment, Inc. China, Class A	750	38,132
Bank of China Ltd., Class H	292,000	204,839
Bank of Jiangsu Co. Ltd., Class A	29,300	51,332
Bank of Ningbo Co. Ltd., Class A	38,266	180,663
Chaozhou Three-Circle Group Co. Ltd., Class A	2,300	37,651
China CITIC Bank Corp. Ltd., Class H	88,000	86,771
China Petroleum & Chemical Corp., Class H	372,000	210,227
China Resources Beer Holdings Co. Ltd.	40,500	122,196
China Resources Microelectronics Ltd., Class A	1,519	12,189
China Yangtze Power Co. Ltd., Class A	25,700	110,717
Contemporary Amperex Technology Co. Ltd., Class A	200	11,716
Hengtong Optic-electric Co. Ltd., Class A	800	5,607
Hygon Information Technology Co. Ltd., Class A	518	21,239
Industrial & Commercial Bank of China Ltd., Class A	19,400	22,951
Industrial & Commercial Bank of China Ltd., Class H	132,000	126,270
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	15,400	61,745
Kweichow Moutai Co. Ltd., Class A	100	20,002
Lenovo Group Ltd.	66,000	201,841
Montage Technology Co. Ltd., Class A	122	3,695
NAURA Technology Group Co. Ltd., Class A	800	81,215
PetroChina Co. Ltd., Class A	36,300	59,719
PetroChina Co. Ltd., Class H	40,000	50,898
Ping An Bank Co. Ltd., Class A	20,800	35,819
Ping An Insurance Group Co. of China Ltd., Class A	700	5,682
Ping An Insurance Group Co. of China Ltd., Class H	27,500	205,446
Piotech, Inc., Class A	223	21,921
Raytron Technology Co. Ltd., Class A	1,064	22,250
Shanghai BOCHU Electronic Technology Corp. Ltd., Class A	1,662	25,782
Shengyi Technology Co. Ltd., Class A	500	7,813
Tsingtao Brewery Co. Ltd., Class H	24,000	142,688
Weichai Power Co. Ltd., Class A	14,600	60,426
WuXi AppTec Co. Ltd., Class A	800	15,204
Yangtze Optical Fibre & Cable Joint Stock Ltd. Co., Class A	100	3,991
Yantai Jereh Oilfield Services Group Co. Ltd., Class A	500	9,968
Zhongji Innolight Co. Ltd., Class A	600	79,841
		2,358,446
Hungary — 0.5%
OTP Bank Nyrt	414	61,331
India — 15.0%
Apollo Hospitals Enterprise Ltd.	787	73,834
Asian Paints Ltd.	5,001	143,854
Bharti Airtel Ltd.	10,168	210,064
GE Vernova T&D India Ltd.	1,199	54,291
Granules India Ltd.	11,361	98,193
HCL Technologies Ltd.	9,327	131,889
Hindustan Unilever Ltd.	479	10,544
ICICI Bank Ltd.	1,210	18,185
ICICI Bank Ltd., ADR	935	28,041
Indian Oil Corp. Ltd.	21,750	31,884
Infosys Ltd.	3,757	44,630
Infosys Ltd., ADR(a)	6,117	73,587
Laurus Labs Ltd.(b)	984	18,732
Lupin Ltd.	3,665	92,763
Marico Ltd.	10,024	91,444
Nestle India Ltd.	11,709	185,173
Security	Shares	Value
India (continued)
Oil & Natural Gas Corp. Ltd.	3,428	$ 8,733
Polycab India Ltd.	1,343	128,109
Power Grid Corp. of India Ltd.	1,696	5,049
Siemens Energy India Ltd.	715	24,206
Sterlite Technologies Ltd.(c)	12,822	74,889
Sun Pharmaceutical Industries Ltd.	7,933	165,406
Tata Consultancy Services Ltd.	7,125	176,768
Tech Mahindra Ltd.	7,616	132,239
		2,022,507
Kuwait — 1.8%
Kuwait Finance House KSCP	53,641	136,081
National Bank of Kuwait SAKP	40,717	113,019
		249,100
Malaysia — 4.6%
IOI Corp. Bhd.	104,500	113,213
MISC Bhd.	82,800	161,892
Sunway Construction Group Bhd.	75,600	146,372
Tenaga Nasional Bhd.	55,600	198,629
		620,106
Peru — 1.4%
Credicorp Ltd.	472	189,242
Philippines — 1.4%
International Container Terminal Services, Inc.	12,280	192,839
Poland — 1.2%
ORLEN SA	4,105	162,892
Qatar — 2.2%
Ooredoo QPSC	55,729	191,169
Qatar National Bank QPSC	22,191	100,968
		292,137
Russia — 0.0%
Alrosa PJSC(c)(d)	37,207	5
Saudi Arabia — 7.6%
Al Rajhi Bank	11,130	185,746
Etihad Etisalat Co.	9,970	164,994
Jarir Marketing Co.	43,961	195,169
Saudi Arabian Oil Co.(b)	28,656	202,175
Saudi Aramco Base Oil Co.	3,042	102,659
Saudi Basic Industries Corp.	7,819	103,541
Saudi Energy Co.	17,081	77,286
		1,031,570
South Korea — 13.1%
Celltrion, Inc.	1,388	178,874
Doosan Bobcat, Inc.	4,903	201,840
GS Holdings Corp.	527	32,605
Hana Financial Group, Inc.	1,751	151,355
HD Korea Shipbuilding and Offshore Engineering Co. Ltd.	70	18,589
KB Financial Group, Inc.	1,683	196,973
KT&G Corp.	1,652	205,572
LG Innotek Co. Ltd.	118	40,756
LX International Corp.	659	17,192
Samsung Electro-Mechanics Co. Ltd.	237	181,103
Samsung Electronics Co. Ltd.	1,110	193,201
Shinhan Financial Group Co. Ltd., ADR	1,294	90,489
SK Hynix, Inc.	156	177,162
SK Telecom Co. Ltd.	1,423	80,412
		1,766,123
Taiwan — 19.8%
Accton Technology Corp.	3,000	194,451

Schedule of Investments (unaudited)(continued)
July 31, 2026
BlackRock Defensive Advantage Emerging Markets Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Taiwan (continued)
Advantech Co. Ltd.	13,000	$ 221,438
ASE Technology Holding Co. Ltd.	10,000	170,645
Chroma ATE, Inc.	3,000	188,478
Delta Electronics, Inc.	3,000	147,593
Ennoconn Corp.	9,000	111,992
Hon Hai Precision Industry Co. Ltd.	26,000	198,562
Macronix International Co. Ltd.(c)	4,000	12,015
MediaTek, Inc.	1,000	106,528
Nanya Technology Corp.	16,000	171,060
Synnex Technology International Corp.	75,000	215,103
Taiwan Semiconductor Manufacturing Co. Ltd.	3,000	221,896
Tripod Technology Corp.	7,000	78,596
Unimicron Technology Corp.	1,000	23,463
United Microelectronics Corp.	47,000	175,831
WNC Corp.	23,000	154,149
WPG Holdings Ltd.	61,000	209,138
Yageo Corp.	5,000	75,256
		2,676,194
Thailand — 4.0%
Advanced Info Service PCL, NVDR	17,400	197,644
Kasikornbank PCL, NVDR	28,800	210,127
Kiatnakin Phatra Bank PCL, NVDR	12,200	40,407
SCG Packaging PCL, NVDR	97,900	88,863
		537,041
Turkey — 1.1%
Coca-Cola Icecek A/S, Class A	7,175	13,748
Migros Ticaret A/S, Class A	9,910	130,345
		144,093
United Arab Emirates — 3.7%
Abu Dhabi National Oil Co. for Distribution PJSC	122,442	133,339
Dubai Electricity & Water Authority PJSC	219,630	163,814
Emirates Telecommunications Group Co. PJSC	36,997	204,926
		502,079
United States — 0.8%
BeOne Medicines Ltd., Class H(c)	4,400	108,768
Total Common Stocks — 97.3% (Cost: $11,708,012)		13,126,105
Security	Shares	Value
Preferred Securities
Preferred Stocks — 1.5%
Brazil — 1.5%
Petroleo Brasileiro SA - Petrobras	24,361	$ 208,665
Total Preferred Securities — 1.5% (Cost: $185,000)		208,665
Total Long-Term Investments — 98.8% (Cost: $11,893,012)		13,334,770
Short-Term Securities
Money Market Funds — 0.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.81%(e)(f)(g)	74,725	74,747
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 3.58%(e)(f)	14,858	14,858
Total Short-Term Securities — 0.7% (Cost: $89,598)		89,605
Total Investments — 99.5% (Cost: $11,982,610)		13,424,375
Other Assets Less Liabilities — 0.5%		65,226
Net Assets — 100.0%		$ 13,489,601

(a)	All or a portion of this security is on loan.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Non-income producing security.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 04/30/26	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/26	Shares Held at 07/31/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 57,293	$ 17,449 (a)	$ —	$ 3	$ 2	$ 74,747	74,725	$ 1,882 (b)	$ —
BlackRock Liquidity Funds, T-Fund, Institutional Shares	423,683	—	(408,825)(a)	—	—	14,858	14,858	2,085	—
				$ 3	$ 2	$ 89,605		$ 3,967	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Schedule of Investments

Schedule of Investments (unaudited)(continued)
July 31, 2026
BlackRock Defensive Advantage Emerging Markets Fund

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI Emerging Markets Index	1	09/18/26	$ 82	$ 2,203
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the  entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy.  The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Brazil	$ 211,632	$ —	$ —	$ 211,632
China	362,714	1,995,732	—	2,358,446
Hungary	—	61,331	—	61,331
India	101,628	1,920,879	—	2,022,507
Kuwait	—	249,100	—	249,100
Malaysia	161,892	458,214	—	620,106
Peru	189,242	—	—	189,242
Philippines	—	192,839	—	192,839
Poland	—	162,892	—	162,892
Qatar	—	292,137	—	292,137
Russia	—	—	5	5
Saudi Arabia	164,994	866,576	—	1,031,570
South Korea	90,489	1,675,634	—	1,766,123
Taiwan	—	2,676,194	—	2,676,194
Thailand	—	537,041	—	537,041
Turkey	13,748	130,345	—	144,093
United Arab Emirates	—	502,079	—	502,079
United States	—	108,768	—	108,768
Preferred Securities
Preferred Stocks	208,665	—	—	208,665
Short-Term Securities
Money Market Funds	89,605	—	—	89,605
	$ 1,594,609	$ 11,829,761	$ 5	$ 13,424,375

Schedule of Investments (unaudited)(continued)
July 31, 2026
BlackRock Defensive Advantage Emerging Markets Fund

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments(a)
Assets
Equity Contracts	$ 2,203	$ —	$ —	$ 2,203

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation
ADR	American Depositary Receipt
MSCI	Morgan Stanley Capital International
NVDR	Non-Voting Depositary Receipt
PCL	Public Company Limited
PJSC	Public Joint Stock Company
Schedule of Investments